FAIR VALUE ACCOUNTING - Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying value
Liabilities:
Debt	$ 5,571	$ 5,652
Contingent consideration liabilities	3	5
Level 3
Assets:
Long-lived assets	25
Contingent consideration assets	188	171
Liabilities:
Contingent consideration liabilities	3	5
Recurring
Assets:
Cash and cash equivalents	2,877	4,992
Restricted cash	67	101
Time deposits and other	846
Long-lived assets	25
Assets held for sale		68
Contingent consideration assets	188	171
Derivative assets	20
Total assets	4,682	6,015
Liabilities:
Debt	5,136	6,712
Contingent consideration liabilities	3	5
Other		6
Total liabilities	5,139	6,723
Recurring | Level 1
Assets:
Cash and cash equivalents	2,877	4,992
Restricted cash	67	101
Time deposits and other	0
Long-lived assets	0
Assets held for sale		0
Contingent consideration assets	0	0
Derivative assets	0
Total assets	3,225	5,455
Liabilities:
Debt	0	0
Contingent consideration liabilities	0	0
Other		0
Total liabilities	0	0
Recurring | Level 2
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Time deposits and other	846
Long-lived assets	0
Assets held for sale		68
Contingent consideration assets	0	0
Derivative assets	20
Total assets	1,244	389
Liabilities:
Debt	5,136	6,712
Contingent consideration liabilities	0	0
Other		6
Total liabilities	5,136	6,718
Recurring | Level 3
Assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Time deposits and other	0
Long-lived assets	25
Assets held for sale		0
Contingent consideration assets	188	171
Derivative assets	0
Total assets	213	171
Liabilities:
Debt	0	0
Contingent consideration liabilities	3	5
Other		0
Total liabilities	3	5
Recurring | Trade receivables from provisional concentrate sales, net
Assets:
Trade receivables from provisional concentrate sales, net	364	297
Recurring | Trade receivables from provisional concentrate sales, net | Level 1
Assets:
Trade receivables from provisional concentrate sales, net	0	0
Recurring | Trade receivables from provisional concentrate sales, net | Level 2
Assets:
Trade receivables from provisional concentrate sales, net	364	297
Recurring | Trade receivables from provisional concentrate sales, net | Level 3
Assets:
Trade receivables from provisional concentrate sales, net	0	0
Recurring | Equity Securities
Assets:
Marketable and other equity securities	260	335
Recurring | Equity Securities | Level 1
Assets:
Marketable and other equity securities	250	318
Recurring | Equity Securities | Level 2
Assets:
Marketable and other equity securities	10	17
Recurring | Equity Securities | Level 3
Assets:
Marketable and other equity securities	0	0
Recurring | Marketable debt securities
Assets:
Restricted investments	27	35
Recurring | Marketable debt securities | Level 1
Assets:
Restricted investments	23	28
Recurring | Marketable debt securities | Level 2
Assets:
Restricted investments	4	7
Recurring | Marketable debt securities | Level 3
Assets:
Restricted investments	0	0
Recurring | Other assets
Assets:
Restricted investments	8	16
Recurring | Other assets | Level 1
Assets:
Restricted investments	8	16
Recurring | Other assets | Level 2
Assets:
Restricted investments	0	0
Recurring | Other assets | Level 3
Assets:
Restricted investments	$ 0	$ 0